As Filed with the Securities and Exchange Commission on November 5, 2019

1933 Act Registration No. 333-229221

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 1

And

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[   ] on                     , pursuant to paragraph (b) of Rule 485

Title of Securities Being Registered: Shares of Beneficial Interest.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Explanatory Note

Registration Statement on Form N-14 filed with the Securities Exchange Commission (the “SEC”) on January 11, 2019 relating to the merger of the LVIP ClearBridge Large Cap Managed Volatility Fund, a series of Lincoln Variable Insurance Products Trust (the “Trust”), with and into the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly, LVIP Blended Core Equity Managed Volatility Fund), a series of the Trust (Accession No. 0001193125-19-007544).

The definitive Proxy Statement/Prospectus and Statement of Additional Information were filed pursuant to Rule 497(c) pursuant to the Securities Act of 1933, as amended, with the SEC on February 13, 2019 (Accession No. 0001193125-19-038257).

The purpose of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 is to file the final tax opinion for the merger of the LVIP ClearBridge Large Cap Managed Volatility Fund, a series of the Trust with and into the LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly, LVIP Blended Core Equity Managed Volatility Fund), a series of the Trust.

Lincoln Variable Insurance Products Trust

Part C - Other Information

Item 15. Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 (the “1940 Act”) and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933” Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreements (Exhibits 28(d)(1) and (2) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (“LIAC”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the Agreements. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with SEC Release No. 11330 so long as the interpretations of Sections 17(h) and 17(i) of the 1940 Act remain in effect and are consistently applied.

Item 16. Exhibits

Defined Terms for Exhibits:

•	Lincoln Investment Advisors Corporation (“LIAC”)
•	Lincoln Variable Insurance Products Trust (“LVIP Trust”)
•	Lincoln Financial Distributors, Inc. (“LFD”)
•	The Lincoln National Life Insurance Company (“Lincoln Life”)
•	Lincoln Life & Annuity Company of New York (“Lincoln New York”)

Key: For sub-advisers that have entered into more than one sub-advisory agreement with LIAC, the funds that are managed pursuant to each sub-advisory agreement are parenthetically noted in Item 28(d).

(1)	(1)	Agreement and Declaration of Trust of LVIP Trust(1)
	(2)	Certificate of Trust(17)
(2)	(1)	By-Laws of LVIP Trust(23)
	(2)	By-Laws of LVIP Trust, Articles II, VII and VIII(23)
	(3)	Agreement and Declaration of Trust of LVIP Trust, Articles III, V, and VI(1)

(3)		Not Applicable
(4)		Form of Agreement and Plan of Reorganization of the Registrant, on behalf of the LVIP Invesco Diversified Equity-Income Volatility Fund the LVIP Invesco Select Equity Managed Volatility Fund filed as Appendix A to the Prospectus/Proxy Statement(34).
(5)		Not Applicable
(6)	(1)(a)	Investment Management Agreement dated April 30, 2007, as amended March 15, 2012, between LVIP Trust and LIAC(13)
	(1)(b)	Schedule A to the Investment Management Agreement dated April 30, 2007, as amended June 22, 2016, between LVIP Trust and LIAC(25)
	(1)(c)	Schedule A to the Investment Management Agreement dated April 30, 2007, as amended June 11, 2018, between LVIP Trust and LIAC(31)
	(2)	No Longer Applicable
	(3)	No Longer Applicable
	(4)	Sub-Advisory Agreement dated June 5, 2007 between LIAC and BAMCO, Inc.(15)
	(5)	Sub-Advisory Agreement dated March 21, 2016 between LIAC and BlackRock Advisors, LLC(24)
	(6)	Sub-Advisory Agreement dated September 21, 2012 between LIAC and BlackRock Investment Management, LLC (LVIP BlackRock Dividend Value Managed Volatility Fund, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, and LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund)(18)
	(7)	Sub-Advisory Agreement dated April 30, 2010 between LIAC and BlackRock Financial Management, Inc.(15)
	(8)(a)	Sub-Advisory Agreement dated April 30, 2014 between LIAC and BlackRock Investment Management, LLC (LVIP BlackRock Multi-Asset Income Fund)(20)
	(8)(b)	Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock International Limited(20)
	(8)(c)	Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock Asset Management North Asia Limited(20)
	(8)(d)	Sub-Subadvisory Agreement dated April 30, 2014 between BlackRock Investment Management, LLC and BlackRock (Singapore) Limited(20)
	(9)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP (LVIP Wellington Capital Growth Fund)(15)
	(10)	No Longer Applicable
	(11)(a)	Sub-Advisory Agreement dated January 4, 2010 between LIAC and Delaware Management Company (LVIP Delaware Bond Fund, LVIP Delaware Social Awareness Fund, and LVIP Delaware Special Opportunities Fund)(15)
	(11)(b)	Assignment effective June 30, 2013 to Delaware Investments Fund Advisers of Sub-Advisory Agreement dated January 4, 2010 between LIAC and Delaware Management Company(19)
	(12)	Sub-Advisory Agreement dated October 1, 2014 between LIAC and Delaware Investments Fund Advisers (LVIP Delaware Wealth Builder Fund)(23)
	(13)(a)	Sub-Advisory Agreement dated May 1, 2010 between LIAC and Delaware Management Company (LVIP Delaware Diversified Floating Rate Fund)(15)
	(13)(b)	Assignment effective June 30, 2013 to Delaware Investments Fund Advisers of Sub-Advisory Agreement dated May 1, 2010 between LIAC and Delaware Management Company(19)
	(14)	Sub-Advisory Agreement effective May 1, 2015 between LIAC and Dimensional Fund Advisors LP(22)
(15)(a)	Sub-Advisory Agreement dated April 30, 2014 between LIAC and Franklin Advisers, Inc. (LVIP Franklin Templeton Multi-Asset Opportunities Fund and LVIP Franklin Templeton Global Equity Managed Volatility
Fund)(20)
	(15)(b)	Schedule A to the Sub-Advisory Agreement effective April 1, 2018 between LIAC and Franklin Advisers, Inc.(30)
	(15)(c)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and K2/D&S Management Co., L.L.C.(20)
	(15)(d)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Templeton Investment Counsel, LLC(20)
	(15)(e)	Sub-Subadvisory Agreement dated April 30, 2014 between Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC(20)
	(16)	Sub-Advisory Agreement dated May 1, 2009 between LIAC and Franklin Advisers, Inc. (LVIP Global Income Fund)(15)
	(17)	Sub-Advisory Agreement dated January 27, 2016 between LIAC and Franklin Advisory Services, LLC (LVIP Franklin Templeton Global Equity Managed Volatility Fund) (24)
	(18)	Sub-Advisory Agreement dated January 27, 2016 between LIAC and Franklin Mutual Advisers, LLC(24)
	(19)(a)	Sub-Advisory Agreement effective May 1, 2016 between LIAC and Milliman Financial Risk Management LLC(24)
	(19)(b)	Schedule A to the Sub-Advisory Agreement effective October 31, 2018, as amended September 6, 2018, between LIAC and Milliman Financial Risk Management LLC(32)
	(20)	Sub-Advisory Agreement dated July 12, 2011 between LIAC and Mondrian Investment Partners Limited (LVIP Global Income Fund)(15)

(21)	Sub-Advisory Agreement dated April 30, 2014 between LIAC and Goldman Sachs Asset Management, L.P.(20)
(22)	No Longer Applicable.
(23)	Sub-Advisory Agreement dated April 30, 2010 between LIAC and J.P. Morgan Investment Management Inc. (LVIP JPMorgan High Yield Fund)(15)
(24)(a)	Sub-Advisory Agreement dated September 21, 2012 between LIAC and J.P. Morgan Investment Management Inc. (LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund and LVIP JPMorgan Retirement Income
Fund)(18)
(24)(b)	Schedule A to the Sub-Advisory Agreement dated September 21, 2012, as amended July 1, 2017, between LIAC and J.P. Morgan Investment Management Inc. (LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund and LVIP JPMorgan Retirement Income Fund)(30)
(25)	Sub-Advisory Agreement dated October 1, 2010 between LIAC and Massachusetts Financial Services Company (LVIP MFS International Growth Fund)(15)
(26)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Massachusetts Financial Services Company (LVIP MFS Value Fund)(15)
(27)(a)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and Wellington Management Company, LLP (LVIP Wellington Mid-Cap Value Fund)(15)
(27)(b)	Schedule A to the Sub-Advisory Agreement dated April 30, 2007, as amended October 1, 2018, between LIAC and Wellington management Company, LLP (LVIP Wellington Mid-Cap Value Fund)(32)
(28)	Sub-Advisory Agreement dated July 12, 2011 between LIAC and Mondrian Investment Partners Limited (LVIP Mondrian International Value Fund)(15)
(29)	Sub-Advisory Agreement dated April 30, 2014 between LIAC and Pacific Investment Management Company LLC(20)
(30) (a)	Sub-Advisory Agreement dated April 30, 2008 between LIAC and SSGA Funds Management, Inc. (LVIP SSGA S&P 500 Index Fund, LVIP SSGA Bond Index Fund, LVIP SSGA Small-Cap Index Fund, LVIP SSGA International Index Fund, LVIP SSGA Large Cap 100 Fund, LVIP SSGA Small-Mid Cap 200 Fund, LVIP SSGA Developed International 150 Fund, LVIP SSGA Emerging Markets 100 Fund, and LVIP SSGA Mid-Cap Index Fund)(15)
(30) (b)	Schedule A to the Sub-Advisory Agreement dated April 30, 2008, as amended May 1, 2018, between LIAC and SSGA Funds Management, Inc. (LVIP SSGA Short-Term Bond Index Fund)(30)
(30) (c)	Schedule A to the Sub-Advisory Agreement dated April 30, 2008, as amended November 1, 2018, between LIAC and SSGA Funds Management, Inc. (LVIP SSGA Emerging Markets Index Fund)(31)
(31)	Sub-Advisory Agreement dated September 21, 2012 between LIAC and SSGA Funds Management, Inc. (LVIP SSGA Global Tactical Allocation Managed Volatility Fund)(18)
(32)(a)	Sub-Advisory Agreement effective May 1, 2016 between LIAC and SSGA Funds Management, Inc. (LVIP ClearBridge Large Cap Managed Volatility Fund, LVIP Multi-Manager Global Equity Managed Volatility Fund, LVIP Select Core Equity Managed Volatility Fund, LVIP SSGA International Managed Volatility Fund, LVIP Invesco Diversified Equity-Income Managed Volatility Fund, LVIP Invesco Select Equity Managed Volatility Fund, LVIP Franklin Templeton Value Managed Volatility Fund, LVIP Blended Core Equity Managed Volatility Fund, LVIP American Century Select Mid Cap Managed Volatility Fund, LVIP SSGA Large Cap Managed Volatility Fund, LVIP SSGA SMID Cap Managed Volatility Fund, LVIP MFS International Equity Managed Volatility Fund, LVIP Dimensional International Equity Managed Volatility Fund, LVIP Dimensional U.S. Equity Managed Volatility Fund, LVIP JP Morgan Select Mid Cap Value Managed Volatility Fund, LVIP Franklin Templeton Global Equity Managed Volatility Fund, LVIP Blended Mid Cap Managed Volatility Fund, LVIP BlackRock Dividend Value Managed Volatility Fund, and LVIP Blended Large Cap Growth Managed Volatility Fund)(24)
(32)(b)	Schedule A to the Sub-Advisory Agreement effective May 1, 2016, as amended December 27, 2017, between LIAC and SSGA Funds Management, Inc.(30)
(33)(a)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and T. Rowe Price Associates, Inc. (LVIP Blended Mid Cap Managed Volatility Fund)(24)
(33)(b)	Schedule A to the Sub-Advisory Agreement effective February 8, 2016, as amended March 8, 2016, between LIAC and T. Rowe Price Associates, Inc. (LVIP Blended Mid Cap Managed Volatility Fund)(30)
(34)(a)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund)(15)
(34)(b)	Schedule A to the Sub-Advisory Agreement dated April 30, 2007, as amended September 13, 2017, between LIAC and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Growth Stock Fund) (30)
(35)(a)	Sub-Advisory Agreement dated April 30, 2007 between LIAC and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)(15)
(35)(b)	Schedule A to the Sub-Advisory Agreement dated April 30, 2007, as amended March 8, 2016, between LIAC and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price Structured Mid-Cap Growth Fund)(30)
(36)	Sub-Advisory Agreement dated February 1, 2018 between LIAC and T. Rowe Price Associates, Inc. (LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, LVIP T. Rowe Price 2050 Fund)(29)

	(37)	Sub-Advisory Agreement dated September 21, 2012 between LIAC and Templeton Investment Counsel, LLC(18)
	(38)	No Longer Applicable
	(39)	No Longer Applicable
	(40)	Sub-Advisory Agreement dated February 8, 2016 between LIAC and Wellington Management Company, LLP (LVIP Blended Large Cap Growth Managed Volatility Fund)(24)
	(41)	Sub-Advisory Agreement dated July 1, 2016 between LIAC and Western Asset Management Company(25)
	(42)(a)	Advisory Fee Waiver Agreement dated March 7, 2013 between LIAC and LVIP Trust(18)
	(42)(b)	Schedule A to the Advisory Fee Waiver Agreement dated March 7, 2013, as amended March 8, 2019, between the LIAC and LVIP Trust(33)
	(43)	Consulting Agreement dated April 29, 2011 between LIAC and Dimensional Fund Advisors LP(14)
	(44)	Consulting Agreement dated January 1, 2018 between LIAC and Goldman Sachs Asset Management, L.P.(30)
	(45)	Consulting Agreement dated April 29, 2011 between LIAC and The Vanguard Group Inc.(14)
(7)	(1)(a)	Principal Underwriting Agreement dated January 1, 2012 between LVIP Trust and LFD(13)
	(1)(b)	Second Amendment effective November 1, 2018 to Principal Underwriting Agreement dated January 1, 2012 between LVIP Trust and LFD(32)
	(2)(a)	Distribution Services Agreement dated May 1, 2008 between LVIP Trust and LFD(16)
	(2)(b)	Schedule A to the Distribution Services Agreement dated May 1, 2008, as amended November 1, 2018, between LVIP Trust and LFD(32)
(8)		Not Applicable
(9)	(1)	Mutual Fund Custody and Services Agreement dated June 19, 2018 between LVIP Trust and State Street Bank and Trust Company. (33)
	(2)	Fund Accounting and Financial Administration Agreement dated June 19, 2018 between LVIP Trust and State Street Bank and Trust Company. (33)
(10)	(1)	Service Class Distribution and Service Plan(33)
	(2)	No Longer Applicable
	(3)	Rule 18f-3 Multiple Class Plan approved September 15, 2015(23)
	(4)(a)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln Life and LVIP Trust(5)
	(4)(b)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln Life and LVIP Trust(20)
	(5)(a)	Fund Participation Agreement dated May 1, 2003, including certain amendments, between Lincoln New York and LVIP Trust(6)
	(5)(b)	Amendment effective May 1, 2014 to the Fund Participation Agreement between Lincoln New York and LVIP Trust(20)
	(6)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, Great-West Life & Annuity Insurance Company, and First-Great West Life & Annuity Insurance Company(3)
	(7)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Nationwide Financial Services, Inc.(3)
	(8)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and New York Life Insurance and Annuity Corporation(3)
	(9)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, Lincoln Investment Advisors and RiverSource Life Insurance Company(3)
	(10)	Fund Participation Agreement dated June 5, 2007 between LVIP Trust, LFD, LIAC, and Standard Insurance Company(3)
	(11)	Fund Participation Agreement dated July 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, LIAC, American Funds Insurance Series, Capital Research and Management Company, Capital Income Builder, Intermediate Bond Fund of America, Short-Term Bond Fund of America and American Funds Service Company(10)
	(12)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and AIG Life Insurance Company(8)
	(13)(a)	Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York(8)
	(13)(b)	Assignment dated November 30, 2010 of Fund Participation Agreement dated June 12, 2009 between LVIP Trust, LFD, LIAC, and American International Life Assurance Company of New York to United States Life Insurance Company in the City of New York(8)
	(14)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and Commonwealth Annuity and Life Insurance Company(8)
	(15)	Fund Participation Agreement dated May 28, 2009 between LVIP Trust, LFD, LIAC, and First Allmerica Financial Life Insurance Company(8)
	(16)	Master Fund Participation Agreement dated June 30, 2010 between LVIP Trust, Lincoln Life, Lincoln New York, American Funds Insurance Series, Capital Research and Management Company, and American Funds Service Company(9)

	(17)(a)	Form of Fund of Funds Participation Agreement Pursuant to SEC Exemptive Order under Section 12 of the Investment Company Act of 1940 (20)
	(17)(b)	Form of Fund of Funds Operational Participation Agreement(20)
(11)		Legal Opinion of Counsel regarding issuance of shares(34)
(12)		Opinion of Dechert LLP regarding tax matters(35)
(13)	(1)(a)	Administration Agreement dated January 1, 2015 between LVIP Trust and Lincoln Life(21)
	(1)(b)	Administration Agreement Amendment effective May 1, 2017 between LVIP Trust and Lincoln Life(30)
	(2)(a)	Expense Limitation Agreement dated March 7, 2013 between LIAC and LVIP Trust(18)
	(2)(b)	Schedule A to the Expense Limitation Agreement dated March 7, 2013, as amended April 10, 2018 between the LIAC and LVIP Trust(30)
	(3)	Administrative Services Agreement dated July 30, 2010 between Capital Research and Management Company and LIAC(10)
	(4)	Amendment to Money Market Fee Waiver Agreement effective May 1, 2019 between LIAC, LVIP Trust, and LFD(33)
(14)		Consent of Independent Registered Public Accounting Firm(34)
(15)		Not Applicable
(16)		Power of Attorney regarding Form N-14(34)
(17)	(1)	Code of Ethics for LVIP Trust and LIAC(24)
	(2)	Code of Ethics for LFD(12)
	(3)	Code of Ethics for ClearBridge Investments(33)
	(4)	Code of Ethics for QS Investors(33)
(1)		Filed on April 4, 2003 with Post-Effective Amendment No. 13 (File No. 33-70742) and incorporated by reference.
(2)		Filed on April 5, 2006 with Post-Effective Amendment No. 19 (File No. 33-70742) and incorporated by reference.
(3)		Filed on April 15, 2008 with Post-Effective Amendment No. 41 (File No. 33-70742) and incorporated by reference.
(4)		Filed on March 20, 2009 with Post-Effective Amendment No. 59 (File No. 33-70742) and incorporated by reference.
(5)		Filed on April 3, 2009 with Post-Effective Amendment No. 21 (File No. 333-68842) and incorporated by reference.
(6)		Filed on April 9, 2009 with Post-Effective Amendment No. 6 (File No. 333-145531) and incorporated by reference.
(7)		Filed on July 30, 2010 with Post-Effective Amendment No. 92 (File No. 33-70742) and incorporated by reference.
(8)		Filed on April 6, 2011 with Post-Effective Amendment No. 99 (File No. 33-70742) and incorporated by reference.
(9)		Filed on April 12, 2011 with Post-Effective Amendment No. 103 (File No. 33-70742) and incorporated by reference.
(10)		Filed on April 12, 2011 with Post-Effective Amendment No. 104 (File No. 33-70742) and incorporated by reference.
(11)		Filed on January 24, 2012 with Post-Effective Amendment No. 121 (File No. 33-70742) and incorporated by reference.
(12)		Filed on March 1, 2012 with Post-Effective Amendment No. 123 (File No. 33-70742) and incorporated by reference.
(13)		Filed on April 9, 2012 with Post-Effective Amendment No. 125 (File No. 33-70742) and incorporated by reference.
(14)		Filed on April 11, 2012 with Post-Effective Amendment No. 129 (File No. 33-70742) and incorporated by reference.
(15)		Filed on April 30, 2012 with Post-Effective Amendment No. 132 (File No. 33-70742) and incorporated by reference.
(16)		Filed on August 27, 2012 with Post-Effective Amendment No. 141 (File No. 33-70742) and incorporated by reference.
(17)		Filed on January 7, 2013 with Post-Effective Amendment No. 143 (File No. 33-70742) and incorporated by reference.
(18)		Filed on April 30, 2013 with Post-Effective Amendment No. 145 (File No. 33-70742) and incorporated by reference.
(19)		Filed on January 27, 2014 with Post-Effective Amendment No. 150 (File No. 33-70742) and incorporated by reference.
(20)		Filed on April 30, 2014 with Post-Effective Amendment No. 152 (File No. 33-70742) and incorporated by reference.
(21)		Filed on January 6, 2015 with Post-Effective Amendment No. 157 (File No. 33-70742) and incorporated by reference.
(22)		Filed on April 30, 2015 with Post-Effective Amendment No. 162 (File No. 33-70742) and incorporated by reference.
(23)		Filed on January 8, 2016 with Post-Effective Amendment No. 164 (File No. 33-70742) and incorporated by reference.
(24)		Filed on April 29, 2016 with Post-Effective Amendment No. 168 (File No. 33-70742) and incorporated by reference.
(25)		Filed on June 30, 2016 with Post-Effective Amendment No. 170 (File No. 33-70742) and incorporated by reference.
(26)		Filed on April 28, 2017 with Post-Effective Amendment No. 178 (File No. 33-70742) and incorporated by reference.
(27)		Filed on November 30, 2017 with Post-Effective Amendment No. 180 (File No. 33-70742) and incorporated by reference.
(28)		Filed on January 4, 2018 with Post-Effective Amendment No. 181 (File No. 33-70742) and incorporated by reference.
(29)		Filed on January 31, 2018 with Post-Effective Amendment No. 182 (File No. 33-70742) and incorporated by reference.
(30)		Filed on April 30, 2018 with Post-Effective Amendment No. 186 (File No. 33-70742) and incorporated by reference.
(31)		Filed on September 28, 2018 with Post-Effective Amendment No. 190 (File No. 33-70742) and incorporated by reference.
(32)		Filed on October 31, 2018 with Post-Effective Amendment No. 192 (File No. 33-70742) and incorporated by reference.
(33)		Filed on April 30, 2019 with Post-Effective Amendment No. 199 (File No. 33-70742) and incorporated by reference.
(34)		Filed on January 11, 2019 with Pre-Effective Amendment No. 1 (File No. 333-229221) and incorporated by reference.
(35)		Filed herewith.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement No. 333-229221 to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana, on this 5th day of November, 2019.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Jayson R. Bronchetti
Jayson R. Bronchetti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on November 5, 2019.

Signature	Title

/s/ Ellen Cooper* Ellen Cooper	Chairman of the Board and Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	President (Principal Executive Officer)

By: /s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb* Steve A. Cobb	Trustee

/s/ Elizabeth S. Hager* Elizabeth S. Hager	Trustee

/s/ Gary D. Lemon* Gary D. Lemon	Trustee

/s/ Thomas A. Leonard* Thomas A. Leonard	Trustee

/s/ Charles I. Plosser* Charles I. Plosser	Trustee

/s/ Pamela L. Salaway* Pamela L. Salaway	Trustee

/s/ Nancy B. Wolcott* Nancy B. Wolcott	Trustee

By: /s/ Jayson R. Bronchetti Jayson R. Bronchetti	Attorney-in-Fact

*	Pursuant to a Power of Attorney incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-229221) filed on January 11, 2019.